Cover	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2024
Entity File Number	001-39642
Entity Registrant Name	CXAPP INC.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	785-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	CXAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false